Equity Financing (Details) (Rodman and Renshaw [Member], USD $)		3 Months Ended		1 Months Ended	3 Months Ended
	Jan. 31, 2012	Mar. 31, 2013 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Feb. 29, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member]
Class of Warrant or Right [Line Items]
Equity financing, aggregate fee, gross proceeds percentage	8.00%
New shares issued during period		6,415,000
Number of securities called by warrants, class of warrants				3,207,500
Number of securities called by warrants, class of warrants per unit			1	0.5
Class of warrant, price per unit				$ 0.50
Proceeds from issuance or sale of equity, gross				$ 3,207,500
Warrant, exercisable term					6 months
Warrant expiration date					Aug. 06, 2017
Proceeds from issuance or sale of equity, gross				2,800,000
Warrant exercise price					0.70
Potential additional proceeds from warrants					$ 2,245,250
Exercised warrants					0